Financial Assets and Financial Liabilities - VTB Facilities - Additional Information (Detail) - RUB (₽)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 397,900,000,000	₽ 407,215,000,000
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings	1,161,000,000	6,013,000,000	₽ 19,167,000,000
Fines and penalty on overdue amount recorded as finance costs	47,610,000,000	54,240,000,000	60,452,000,000
Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	270,360,000,000	276,748,000,000
VTB facilities [member]
Disclosure of detailed information about borrowings [line items]
Overdue principal amount	0	0
Fines and penalty on overdue amount recorded in interest-bearing loans and borrowings	10,196,000,000	10,597,000,000
Fines and penalty on overdue amount recorded as finance costs	0	184,000,000	₽ 9,704,000,000
VTB facilities [member] | Maturity in April 2020 [member]
Disclosure of detailed information about borrowings [line items]
Credit facilities		₽ 71,711,000,000
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings		1.50%
VTB facilities [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
Payment obligation	30,000,000,000
VTB facilities [member] | Bottom of range [member] | Maturity in April 2020 [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings		2.35%
VTB facilities [member] | Top of range [member] | Maturity in April 2020 [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings		2.99%
VTB facilities [member] | Russia, rubles [member]
Disclosure of detailed information about borrowings [line items]
Outstanding balance of borrowings	₽ 72,570,000,000	₽ 71,711,000,000
Borrowings interest rate	9.30%
VTB facilities [member] | Russia, rubles [member] | Maturity in 2022 [member]
Disclosure of detailed information about borrowings [line items]
The adjustment to the basis (reference rate) used for calculation of the interest rate on borrowings	1.50%